SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details)	Dec. 31, 2025
Vehicles
Property, plant and equipment, net
Estimated useful life	4 years
Maximum | Office building
Property, plant and equipment, net
Estimated useful life	40 years
Maximum | Computer equipment
Property, plant and equipment, net
Estimated useful life	5 years
Maximum | Furniture and office equipment
Property, plant and equipment, net
Estimated useful life	5 years
Minimum | Office building
Property, plant and equipment, net
Estimated useful life	20 years
Minimum | Computer equipment
Property, plant and equipment, net
Estimated useful life	3 years
Minimum | Furniture and office equipment
Property, plant and equipment, net
Estimated useful life	3 years